T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.3%
NEW YORK 98.3%
Albany County Airport Auth. , 4.00%, 12/15/44	700	774
Albany County Airport Auth. , 5.00%, 12/15/24 (1)	1,000	1,155
Albany County Airport Auth. , 5.00%, 12/15/25 (1)	1,000	1,180
Albany County Airport Auth. , 5.00%, 12/15/26 (1)	1,000	1,203
Albany County Airport Auth. , Series A, 5.00%, 12/15/30	540	682
Albany Municipal Water Fin. Auth. , Series A, 5.00%, 12/1/33	420	449
Battery Park City Auth. , Senior Revenue, Series A, 4.00%,
11/1/44	1,280	1,498
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/31 (2)	750	804
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/33 (2)	650	688
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/34 (2)	500	527
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/35 (2)	500	525
Brooklyn Arena Local Dev. , Series A, 5.00%, 7/15/42	2,200	2,159
Buffalo & Erie County Ind. Land Dev. , 5.375%, 10/1/41
(Prerefunded 4/1/21) (3)	2,040	2,123
Buffalo & Erie County Ind. Land Dev. , 5.75%, 10/1/26
(Prerefunded 4/1/21) (3)	1,075	1,122
Buffalo & Erie County Ind. Land Dev. , 6.00%, 10/1/31
(Prerefunded 4/1/21) (3)	1,025	1,072
Buffalo & Erie County Ind. Land Dev. , Hosp. Revenue, 5.00%,
7/1/40	2,000	2,205
Buffalo & Erie County Ind. Land Dev. , Hosp. Revenue, 5.25%,
7/1/35	530	599
Buffalo Municipal Water Fin. Auth. , Series A, 5.00%, 7/1/43 (2)	600	724
Buffalo Municipal Water Fin. Auth. , Series A, 5.00%, 7/1/48 (2)	1,700	2,040
Build New York City Resource, Inwood Academy, Series A,
5.125%, 5/1/38 (4)	600	601
Build New York City Resource, Inwood Academy, Series A,
5.50%, 5/1/48 (4)	650	656
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(4)	1,000	1,028
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(4)	1,500	1,542

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Build New York City Resource, The Children's Aid Society
Project, 4.00%, 7/1/44	450	504

Build New York City Resource, The Children's Aid Society
Project, 4.00%, 7/1/49	1,700	1,893

Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/32 (Prerefunded 8/1/22) (3)	1,000	1,102

Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/42 (Prerefunded 8/1/22) (3)	2,000	2,204

Dormitory Auth. of the State of New York, Series A, 4.00%,
7/1/50	2,325	2,516

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40	1,000	1,233

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41	2,725	3,101

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48	900	1,095

Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 4.00%, 7/1/40	650	695

Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 5.00%, 7/1/41	1,100	1,272

Dormitory Auth. of the State of New York, Columbia Univ. ,
Series B, 5.00%, 10/1/38	1,325	1,670

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/20	350	351

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28	500	520

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34	360	369

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42	450	457

Dormitory Auth. of the State of New York, Culinary Institute of
America, 6.00%, 7/1/38	200	200

Dormitory Auth. of the State of New York, Fordham Univ. ,
4.00%, 7/1/50	3,360	3,569

Dormitory Auth. of the State of New York, Fordham Univ. ,
5.00%, 7/1/44	2,055	2,243

Dormitory Auth. of the State of New York, Manhattan
Marymount College, 5.25%, 7/1/29	1,250	1,252

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/41 (Prerefunded 1/1/22)
(3)	3,000	3,226

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38	2,000	2,302

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/23 (Prerefunded
1/1/22) (3)	1,250	1,343

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42	2,970	3,546

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45	1,000	1,026

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50	3,265	3,345

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34	2,000	2,264

Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (5)	1,160	1,304

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 4.00%, 7/1/41	1,500	1,661

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/38	2,000	2,421

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/39	2,230	2,644

Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36	2,000	2,234

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (4)	1,000	1,155

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/33 (4)	1,000	1,144

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/37 (4)	2,000	2,246

Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/38	500	525

Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46	1,000	1,129

Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/42 (Prerefunded 7/1/22) (3)	1,000	1,099

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series A, 5.00%, 7/1/37	1,360	1,493

Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series C, 4.00%, 7/1/49	3,500	4,056

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/25 (Prerefunded 10/1/21) (3)	2,830	3,012

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/26 (Prerefunded 10/1/21) (3)	2,465	2,624

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/33	3,375	4,028

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/34	2,800	3,327

Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/25	170	180

Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/26	35	37

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/27 (Prerefunded 7/1/22) (3)	1,500	1,647

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/44	2,310	2,433

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (3)	1,195	1,314

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (3)	5	6

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series C, 5.25%, 7/1/25 (5)	2,000	2,334

Dormitory Auth. of the State of New York, St. John's Univ. ,
Unrefunded Balance, Series B, 5.00%, 7/1/30	1,300	1,371

Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series A, 5.00%, 6/15/31	3,805	4,190

Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series D, 4.00%, 2/15/39	2,000	2,312

Dormitory Auth. of the State of New York, State Univ. , 5.00%,
5/15/27	1,000	1,077

Dormitory Auth. of the State of New York, State Univ. , 5.00%,
5/15/30	1,500	1,613

Dormitory Auth. of the State of New York, State Univ. , Series A,
5.00%, 7/1/42	980	1,141

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, State Univ. , Series A,
5.00%, 7/1/46	2,020	2,337
Dormitory Auth. of the State of New York, State Univ. , Series B,
5.00%, 7/1/45	3,000	3,432
Dormitory Auth. of the State of New York, Teachers College,
5.00%, 7/1/42	5,000	5,363
Dormitory Auth. of the State of New York, Teachers College,
Series A, 5.00%, 7/1/31	1,000	1,084
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40	1,000	1,077
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41	2,420	2,650
Dormitory Auth. of the State of New York, Touro College &
Univ. , 5.00%, 1/1/47	4,250	4,364
Dormitory Auth. of the State of New York, Touro College &
Univ. , Series A, 5.50%, 1/1/39	65	68
Dormitory Auth. of the State of New York, Univ. of Rochester,
Unrefunded Balance, Series A, 5.75%, 7/1/39	265	266
Dormitory Auth. of the State of New York, Univ. of Rochester,
Unrefunded Balance, Series B, 5.00%, 7/1/27	125	125
Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/31	460	500
Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/36	860	915
Dutchess County Local Dev. , Culinary Institute of America,
Series A1, 5.00%, 7/1/41	200	208
Dutchess County Local Dev. , Culinary Institute of America,
Series A1, 5.00%, 7/1/46	300	310
Dutchess County Local Dev. , Nuvance Health Issue, Series B,
4.00%, 7/1/49	1,000	1,072
East Rochester Housing Auth. , St. John's Healthcare, Series A,
5.00%, 4/20/27	2,420	2,459
Erie County IDA, School Fac. , 5.00%, 5/1/25	4,500	4,882
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45	1,500	384
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	3,700	3,134

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/34 (2)	500	573
Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/35 (2)	500	573
Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/36 (2)	460	527
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/27	500	551
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
2/1/34	350	403
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/34	300	329
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/35	325	355
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
9/1/38	2,000	2,139
Hempstead Town Local Dev. , Molloy College, 5.00%, 7/1/39	1,000	1,056
Hempstead Town Local Dev. , Molloy College, 5.00%, 7/1/44	1,000	1,045
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,800	3,259
Hudson Yards Infrastructure, Series A, 5.25%, 2/15/47
(Prerefunded 2/15/21) (3)	110	114
Hudson Yards Infrastructure, Series A, 5.75%, 2/15/47	3,900	4,034
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.25%, 2/15/47	1,860	1,918
Long Island Power Auth., Electric, 5.00%, 9/1/35	2,450	3,025
Long Island Power Auth., Electric, 5.00%, 9/1/37	1,190	1,458
Long Island Power Auth., Electric, 5.00%, 9/1/39	2,275	2,770
Long Island Power Auth., Electric, 5.00%, 9/1/42	1,000	1,192
Long Island Power Auth., Electric, 5.00%, 9/1/47	2,500	2,966
Long Island Power Auth. , Electric, Zero Coupon, 6/1/21 (2)	1,000	995
Long Island Power Auth. , Electric, Series A, 5.00%, 9/1/34	2,675	3,071
Long Island Power Auth. , Electric, Series A, 5.00%, 9/1/44	4,000	4,558
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/36	940	1,103
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/37	1,100	1,288
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/41	1,500	1,758

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/45	1,050	1,222
Madison County Capital Resource, Colgate Univ. , Series A,
5.00%, 7/1/33 (Prerefunded 7/1/23) (3)	750	860
Madison County Capital Resource, Colgate Univ. , Series B,
5.00%, 7/1/43	2,500	2,881
Metropolitan Transportation Auth. , Series A, 5.00%, 11/15/38	3,500	3,575
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(2)	3,000	3,566
Metropolitan Transportation Auth. , Series C-1, 5.25%, 11/15/56	2,000	2,138
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.25%, 11/15/35	7,905	9,108
Metropolitan Transportation Auth. , Green Bond, Series A-1,
5.00%, 11/15/49	3,000	3,235
Metropolitan Transportation Auth. , Green Bonds, Series A-1,
5.25%, 11/15/56	6,160	6,555
Monroe County, GO, 5.00%, 6/1/28	600	747
Monroe County, GO, 5.00%, 6/1/29	300	372
Monroe County IDC, Rochester General Hosp. , Series A, 5.00%,
12/1/37	1,890	2,012
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34	1,200	1,529
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35	500	636
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	147	140
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	537	462
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	135	104
Nassau County IDA, Amsterdam at Harborside, Series A-4,
IDRB, 6.70%, 1/1/49	1,406	1,091
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20	23	23
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (6)(7)	581	87
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30	1,500	1,655

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31	1,200	1,320
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34	1,000	1,090
Nassau County Local Economic Assistance, South Nassau
Communities Hosp. , 5.00%, 7/1/27	2,000	2,138
Nassau County Local Economic Assistance, Winthrop Univ.
Hosp. Assoc. , 5.00%, 7/1/42 (Prerefunded 7/1/22) (3)	3,065	3,366
New Rochelle, Iona College, Series A, 5.00%, 7/1/34	400	430
New Rochelle, Iona College, Series A, 5.00%, 7/1/35	425	456
New Rochelle, Iona College, Series A, 5.00%, 7/1/40	1,000	1,060
New Rochelle, Iona College, Series A, 5.00%, 7/1/45	1,250	1,317
New York City, Series A-1, GO, 5.00%, 8/1/35 (Prerefunded
8/1/21) (3)	3,835	4,051
New York City, Series B-1, GO, 5.00%, 12/1/38	1,500	1,794
New York City, Series B-1, GO, 5.00%, 10/1/39	3,650	4,362
New York City, Series I, GO, 5.00%, 8/1/20	5	5
New York City, Series I-4, GO, VRDN, 0.06%, 4/1/36	200	200
New York City, Series J, GO, 5.00%, 8/1/33	2,500	2,872
New York City Health & Hosp. , Series A, 5.50%, 2/15/23	2,000	2,006
New York City Housing Dev. , Multi-Family, Series D-1-A, 5.00%,
11/1/42	1,070	1,075
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (8)	1,800	1,800
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series AA, 4.00%, 6/15/40	2,000	2,361
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series DD-1, 5.00%, 6/15/49	2,500	3,079
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series DD-3B, VRDN, 0.07%, 6/15/43	2,500	2,500
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series FF, 5.00%, 6/15/33	2,360	2,547
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series HH, 5.00%, 6/15/32	2,250	2,348
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/33	4,000	4,314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,036

New York City Transitional Fin. Auth. , Building Aid, Series S-1A,
5.00%, 7/15/33	2,000	2,083

New York City Transitional Fin. Auth. , Building Aid, Series S-2,
5.00%, 7/15/34	3,000	3,652

New York City Transitional Fin. Auth. , Future Tax, Series A-3,
5.00%, 8/1/40	4,960	5,942

New York City Transitional Fin. Auth. , Future Tax, Series A-6,
VRDN, 0.07%, 8/1/39	500	500

New York City Transitional Fin. Auth. , Future Tax, Series C-1,
4.00%, 11/1/40	3,000	3,430

New York City Transitional Fin. Auth. , Future Tax, Series C-4,
VRDN, 0.07%, 11/1/36	600	600

New York City Transitional Fin. Auth. , Future Tax, Series D-1,
5.00%, 11/1/38	5,580	5,862

New York City Transitional Fin. Auth. , Future Tax, Series E-1,
5.00%, 2/1/43	4,470	5,272

New York City Transitional Fin. Auth. , Future Tax, Series I,
5.00%, 5/1/33	5,110	5,678

New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/37	275	323

New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/38	250	293

New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/39	220	257

New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/33	2,000	2,272

New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38	1,000	1,132

New York Convention Center Dev. , Hotel Unit Fee, 5.00%,
11/15/35	4,000	4,328

New York Convention Center Dev. , Hotel Unit Fee, 5.00%,
11/15/40	5,495	5,895

New York Convention Center Dev. , Hotel Unit Fee, Series B,
5.00%, 11/15/24	200	225

New York Liberty Dev. , 3 World Trade Center, Class 1, 5.00%,
11/15/44 (4)	1,000	986

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4)	1,250	1,259
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	8,000	8,424
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.625%, 9/15/69	1,550	1,517
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.80%, 9/15/69	1,625	1,588
New York Liberty Dev. , Goldman Sachs Headquarters, 5.25%,
10/1/35	3,885	5,095
New York State Thruway Auth. , Series A, 4.00%, 1/1/51	1,500	1,563
New York State Thruway Auth. , Series A, 5.00%, 3/15/33	1,390	1,553
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	3,230	3,662
New York State Thruway Auth. , Series B, 4.00%, 1/1/45	1,100	1,190
New York State Thruway Auth. , Series B, 4.00%, 1/1/45 (2)	2,000	2,178
New York State Thruway Auth. , Series J, 5.00%, 1/1/41	2,000	2,216
New York State Transportation Dev. , American Airlines JFK Int'l.
Airport, 5.00%, 8/1/31 (1)	3,250	3,126
New York State Transportation Dev. , Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/36 (1)	2,250	2,260
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/38	3,000	3,520
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (1)	625	703
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (1)	1,785	2,002
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/31 (1)	270	332
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/32 (1)	300	366
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/33 (1)	300	363
Oneida County Local Dev. , Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2)	2,000	2,175
Onondaga Civic Dev. , Le Moyne College, Series B, 4.00%,
7/1/37	175	180
Onondaga Civic Dev. , Le Moyne College, Series B, 4.00%,
7/1/38	155	159

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Onondaga Civic Dev. , Le Moyne College, Series B, 4.00%,
7/1/40	450	460
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	4,000	4,292
Onondaga County Trust for Cultural Resources, Syracuse Univ. ,
4.00%, 12/1/47	2,500	2,832
Onondaga County Trust for Cultural Resources, Syracuse Univ. ,
5.00%, 12/1/36	530	559
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94	2,000	2,310
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (1)	2,050	2,159
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (1)	2,000	2,185
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	2,000	2,233
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	1,535	1,826
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1)	2,500	2,949
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1)	2,500	2,883
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (1)	3,050	3,311
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal
Special Obligation, 6.00%, 12/1/36	1,500	1,508
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43	680	813
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48	1,000	1,189
Saratoga County Water Auth. , 4.00%, 9/1/48	2,460	2,731
Schenectady County Capital Resource, Union College, 5.00%,
1/1/40	1,000	1,170
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47	4,460	5,164
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2)	5,000	5,897
Suffolk County Economic Dev. , 5.00%, 12/1/34 (9)	410	385
Suffolk County Economic Dev. , 5.00%, 12/1/40 (9)	1,500	1,338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Suffolk County Economic Dev. , Catholic Health Services of
Long Island, 5.00%, 7/1/28 (Prerefunded 7/1/21) (3)	280	294
Suffolk County Economic Dev. , Catholic Health Services of
Long Island, Unrefunded Balance, 5.00%, 7/1/28	1,620	1,678
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/23	500	517
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/24	710	733
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/25	500	516
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/32	750	770
Triborough Bridge & Tunnel Auth. , Series A, 5.00%, 11/15/29	1,545	1,717
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/25	1,460	1,611
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44	2,750	3,083
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54	2,000	2,249
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42	7,060	8,410
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 4.00%, 9/1/40	1,665	1,812
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 5.00%, 9/1/38	1,000	1,182
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 5.00%, 9/1/39	1,500	1,769
Utility Debt Securitization Auth. , 5.00%, 12/15/33	2,505	3,031
Utility Debt Securitization Auth. , Series A, 5.00%, 12/15/34	2,940	3,588
Utility Debt Securitization Auth. , Series B, 5.00%, 12/15/34	2,685	3,277
Westchester County Local Dev. , Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34	200	213
Westchester County Local Dev. , Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42	450	471
Westchester County Local Dev. , Pace Univ. , Series A, 5.00%,
5/1/34	870	933
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	1,130	1,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Westchester County Local Dev. , Purchase Housing II Project,
5.00%, 6/1/37	1,000	1,050
Western Nassau County Water Auth. , Series A, 5.00%, 4/1/40	1,000	1,138
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39	420	421
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49	1,345	1,301
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54	430	412
		480,375

PUERTO RICO 1.8%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,025	1,012
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	785	795
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,115	1,129
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (6)(10)	15	9
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (6)(10)	20	12
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (6)(10)	495	306
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (6)(10)	45	28
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (6)(10)	55	34
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (6)(10)	220	135
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (6)(10)	75	46
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (6)(10)	90	55
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (6)(10)	10	6
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (6)(10)	35	22
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (6)(10)	1,180	726

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (6)(10)	10	6
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (6)(10)	55	34
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (6)(10)	50	31
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (6)(10)	20	12
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (6)(10)	55	34
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (6)(10)	45	28
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (6)(10)	15	9
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (6)(10)	25	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (6)(10)	20	12
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (6)(10)	175	106
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (6)(10)	50	31
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (6)(10)	20	12
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (6)(10)	450	278
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	3,000	2,366
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	515	338
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	1,333	799
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/46	2,000	517
		8,943

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	800	698
		698
Total Investments in Securities 100.3%
(Cost $475,720)		$490,016
Other Assets Less Liabilities (0.3)%		(1,300)
Net Assets 100.0%		$488,716

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,617 and represents 2.2% of net assets.
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Non-income producing
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Insured by Financial Guaranty Insurance Company
(9)	When-issued security
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.